Nationwide Renaissance Small Cap Growth Fund Investment Strategy - Nationwide Renaissance Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in stocks of U.S. small-cap companies that exhibit growth characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. For these purposes, small-cap companies are companies whose capitalizations are within the range of the market capitalizations of companies in the Russell 2000® Growth Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund’s subadviser seeks to outperform the Russell 2000® Growth Index over a full market cycle. The subadviser employs a disciplined, research-driven investment process to construct and manage a growth-oriented small cap growth portfolio. The subadviser defines growth stocks as companies whose earnings are expected to grow at an above-average rate relative to the overall market. The subadviser seeks to manage risk through diversification and systematic analysis of investment opportunities across multiple sectors and industries. The subadviser utilizes a proprietary stock selection process designed to identify securities that it believes trade at reasonable valuations supported by above-average corporate profitability and accelerating earnings growth. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a stock if its fundamental characteristics (earnings growth, profitability, or valuation) have deteriorated and replace it with stocks that appear stronger and better ranked according to their analysis. The Fund transitioned to a new subadviser effective February 23, 2026. This transition, together with trading activity associated with past shareholder redemptions, may lead to the Fund having significant embedded realized capital gains.